Related parties	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Related parties [Text Block]
14.	Related parties

For the years ended December 31, 2017 and 2016, the key management personnel of the Company were the Board of Directors, Chief Executive Officer, Chief Medical Officer, Chief Scientific Officer, Chief Financial Officer and the Chief Development Officer.

Compensation for key management personnel of the Company for the years ended December 31 was as follows:

	2017	2016
	$	$
Salaries, fees and short-term benefits	3,805	3,108
Share-based compensation	2,595	3,512
Total	6,400	6,620

Executive officers and directors participate in the 2014 Stock Option Plan, the 2014 DSU Plan and the Cash-Settled DSU Plan, and officers participate in the Company’s benefit plans. Directors receive annual fees for their services. As at December 31, 2017, the key management personnel controlled approximately 1% of the voting shares of the Company.

Outstanding balances with related parties at year-end are unsecured, interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables.